COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Rent expense	$ 688	$ 616